Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Balances and Transactions with Related Parties
Schedule of details of balances with related parties

Details of balances with related parties at 31 December 2025 are a follows:

	Millions of Euros
Carrying amount	Reference	Associates	Other related parties
Receivables	Note 13	55	—
Current contractual assets		8	—
Loans	Note 11	2	135
Guarantee deposits	Note 11	9	1
Total debtors		74	136
Creditors		(6)	(7)
Debts		—	(8)
Total creditors		(6)	(15)
Total		68	121

Details of balances with related parties at 31 December 2024 are as follows:

	Millions of Euros
Carrying amount	Reference	Associates	Other related parties
Receivables	Note 13	39	—
Current contractual assets		3	—
Loans	Note 11	—	214
Guarantee deposits	Note 11	—	1
Total debtors		42	215
Creditors		—	(5)
Debts		—	(9)
Total creditors		—	(14)
Total		42	201

Schedule of group transactions with related parties

Group transactions with related parties during 2025 are as follows:

	Millions of euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	47	—	1	—
Purchases	(12)	—	—	—
Rendering of services	(1)	—	(25)	—
Remuneration	—	(16)	—	(6)
Payments for rights of use	—	—	(7)	—
Finance income	—	—	15	—
Dividends received/(paid)	—	—	(113)	—
Loans	2	—	47	—

Total	36	(16)	(82)	(6)

Group transactions with related parties during 2024 were as follows:

	Millions of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	270	—	—	—
Rendering of services	—	—	(5)	—
Remuneration	—	(14)	—	(15)
Payments for rights of use	—	—	(7)	—
Finance income	—	—	19	—
Dividends received/(paid)	7	—	(40)	—
Loans	—	—	45	—
Acquisition of assets	—	—	(35)	—
Total	277	(14)	(23)	(15)

Group transactions with related parties during 2023 were as follows:

	Millions of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	472	—	—	—
Rendering of services	—	—	(2)	—
Remuneration	—	(24)	—	(12)
Payments for rights of use	—	—	(7)	—
Finance income	—	—	30	—
Dividends received/(paid)	7	—	(266)	—
Loans	—	—	45	—
Total	479	(24)	(200)	(12)

The composition of the transactions with other related parties for in 2025, 2024 and 2023 is as follows:

			Millions of Euros
Related parties	Concept	Reference	2025	2024	2023
Scranton Enterprises, B.V.	Interest Credits	b)	8	9	8
Scranton Enterprises, B.V.	Finance Agreements: Credits	a)	—	—	15
Scranton Plasma B.V.	Interest Cash-pooling	b)	7	10	22
Scranton Plasma B.V.	Finance Agreements: Cash-pooling	a)	47	45	30
Scranton Plasma B.V.	Dividends paid/received	c)	(113)	(40)	(266)
Scranton Plasma B.V.	Shares acquisition	d)	—	(35)	—
Scranton Plasma BV	Rendering of services	h)	(11)	—	—
Probitas Fundación Privada	Management and collaboration contracts	f)	(5)	(3)	(1)
Fundación Privada Victor Grifols Lucas	Management and collaboration contracts	f)	—	(1)	—
Centurion Real State, S.A.U	Payments for rights of use	e)	(7)	(7)	(7)
Jose Antonio Grifols Lucas Foundation	Management and collaboration contracts	f)	(1)	(1)	(1)
Marca Grifols, S.L.	Royalties	g)	(8)	—	—
Endo Operations Limited	Rendering of services		1	—	—
Total			(82)	(23)	(200)

a.	Mainly includes the net amounts disbursed under the cash-pooling financing agreement that BPC Plasma, Inc and Haema, GmbH have with Scranton Plasma, BV mentioned above together with an additional amount of Euros 15 million arranged during 2023 under the same conditions as the initial loan agreement for an amount of US Dollars 95 million (Euros 87 million) (see note 11) related to the payment of the sale of the shares of BPC Plasma, Inc. and Haema, GmbH (see note 31(a)).
b.	Mainly includes accrued interest corresponding to the loan agreement signed by Scranton Enterprises BV. with the Group on 28 December 2018 for an amount of US Dollars 95 million (Euros 87 million) related to the payment of the sale of the shares of BPC Plasma, Inc. and Haema, GmbH. The remuneration is 2%+ EURIBOR and the maturity has been extended to 28 June 2027 (previously December 2025). Additionally, it also includes the financial income derived from the cash-pooling contract that BPC Plasma, Inc and Haema, GmbH maintain with Scranton Plasma B.V with maturity in 2027 and a remuneration of the Scranton Plasma group interest rate 0.75%+ EURIBOR.
c.	In 2025, 2024 and 2023, BPC Plasma Inc. distributed to its shareholder Scranton Plasma B.V. a dividend without cash outflow compensating “Loans to related parties”(see note 11). In 2025 the dividend amounted Euros 26 million in 2025 (Euros 40 million in 2024, being the dividend distributed in 2023 the result of the previous 4 years for a value of Euros 266 million. This distribution had an impact against the Group’s non-controlling interests reserves (see note 17). Additionally, in 2025 Haema GmbH distributed to its shareholder Scranton Plasma B.V a dividend without cash outflow compensating “Loans to related parties” (see note 11) that amounted Euros 87 million.
d.	Includes the acquisition of Haema Plasma Kft. for Euros 35 million that was effected thorugh the cancellation of a receivable balance held with Haema GmbH. This balance was transferred to Scranton Plasma B.V. and dettled through the cash-pooling financing agreement in place between these entities (see note 11).
e.	Corresponds to the office buildings of Grifols in Sant Cugat del Vallès. All lease contracts have a maturity date of 1 March 2045.
f.	Every year the Group contributes 0.7% of its profits before tax to a non-profit organization.
g.	Marca Grifols, S.L. became a related party to Grifols, S.A. on 23 December 2024, after the acquisition of a 33% stake in Marca Grifols, S.L. by Ralledor Holding Spain, S.L. (which merged with Deria, S.L. in 2025) beeing Deria, S.L. a significant shareholder of Grifols, S.A. represented at Grifols’ Board of Directors by Mr. Victor Grifols Deu and D. Raimon Grifols Roura. The sale of the 33% stake in Marca Grifols, S.L. was a reorganization transaction, given that the group of sellers of such 33% stake in Marca Grifols, S.L. were also the shareholders of Ralledor Holding Spain, S.L. On 26 January 1993, Marca Grifols, S.L. and Grifols, S.A. entered into an agreement under which the former granted the latter the exclusive license to use the brand name “Grifols” for a period of 99 years in exchange for an annual fee. The latest update to the agreement sets the fee at 0.10% of Grifols’ consolidated sales. The annual license fee amounted to 8 million Euros in 2024, and 7 million Euros in 2023. Given that Marca Grifols, S.L. became a related party on 23 December 2024, related party transactions in 2024 totaled 187 thousand Euros, which corresponds to the proportional share of the annual fee for the 9 days Marca Grifols, S.L. was a related party.
h.	This corresponds to certain operating expenses incurred during the period 2019-2025 by Scranton Plasma B.V. and other entities of its group, in relation to the Plasma Supply Agreement dated 28 December 2018 between Grifols, S.A., Grifols Worldwide Operations Limited, BPC Plasma, Inc and Haema GmbH.